Financial Exposure – Trading Portfolio (Fair Value) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 38,562,826	R$ 35,206,778
Assets [Member] | Fixed rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	20,275,172	20,597,165
Assets [Member] | IGP-M (General Index of market pricing) / IPCA (Consumer price index) [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,846,722	5,151,508
Assets [Member] | Exchange coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	678,168	348,315
Assets [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,391,453	485,660
Assets [Member] | Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	759,476	801,588
Assets [Member] | Sovereign/Eurobonds and Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,510,094	7,373,381
Assets [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,101,740	449,161
Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	32,681,331	27,241,795
Liabilities [Member] | Fixed rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	20,715,581	18,949,022
Liabilities [Member] | IGP-M (General Index of market pricing) / IPCA (Consumer price index) [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,070,566	2,598,754
Liabilities [Member] | Exchange coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	512,390	336,868
Liabilities [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,331,762	402,441
Liabilities [Member] | Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	766,892	794,455
Liabilities [Member] | Sovereign/Eurobonds and Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,163,177	3,973,859
Liabilities [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 120,963	R$ 186,396